Investment in Affiliates (Tables)	9 Months Ended
Dec. 31, 2020
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates
Investment in affiliates at March 31, 2020 and December 31, 2020 consists of the following:

	Millions of yen
	March 31, 2020	December 31, 2020
Shares	¥770,750	¥740,696
Loans and others	50,912	33,708

	¥821,662	¥774,404